MS-HYS - SUM SUP-1 082012
Summary Prospectus Supplement dated August 20, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco High Yield Securities Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Darren Hughes	Portfolio Manager	2010
Scott Roberts	Portfolio Manager	2010”
MS-HYS - SUM SUP-1 082012